Property, Plant and Equipment - Summary of Movements in Property, Plant and Equipment (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Beginning balance	[1]	€ 12,088
Ending balance		12,062	€ 12,088	[1]
Owned assets [Member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Beginning balance	[1]	10,214
Ending balance		10,249	10,214	[1]
Owned assets [Member] | Plant and equipment [Member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Beginning balance	[1]	7,218
Ending balance		7,230	7,218	[1]
Owned assets [Member] | Land and buildings [Member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Beginning balance	[1]	2,996
Ending balance		3,019	2,996	[1]
Owned assets [Member] | Cost [Member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Beginning balance	[1]	19,602	19,067
Hyperinflation restatement at the beginning of the year	[1]		219
Additions through business combinations		35	42	[1]
Additions		1,316	1,323	[1]
Disposals		(721)	(682)	[1]
Hyperinflationary adjustment		(31)	142	[1]
Reclassification as held for sale		(179)	(71)	[1]
Currency retranslation		320	(438)	[1]
Ending balance		20,342	19,602	[1]
Owned assets [Member] | Cost [Member] | Plant and equipment [Member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Beginning balance	[1]	15,216	14,811
Hyperinflation restatement at the beginning of the year	[1]		182
Additions through business combinations		28	31	[1]
Additions		1,141	1,087	[1]
Disposals		(649)	(585)	[1]
Hyperinflationary adjustment		(28)	93	[1]
Reclassification as held for sale		(116)	(54)	[1]
Currency retranslation		252	(349)	[1]
Ending balance		15,844	15,216	[1]
Owned assets [Member] | Cost [Member] | Land and buildings [Member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Beginning balance	[1]	4,386	4,256
Hyperinflation restatement at the beginning of the year	[1]		37
Additions through business combinations		7	11	[1]
Additions		175	236	[1]
Disposals		(72)	(97)	[1]
Hyperinflationary adjustment		(3)	49	[1]
Reclassification as held for sale		(63)	(17)	[1]
Currency retranslation		68	(89)	[1]
Ending balance		4,498	4,386	[1]
Owned assets [Member] | Accumulated depreciation [Member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Beginning balance	[1]	(9,388)	(8,795)
Hyperinflation restatement at the beginning of the year	[1]		(116)
Depreciation charge for the year		(1,156)	(1,177)	[1]
Disposals		484	577	[1]
Hyperinflationary adjustment		35	(60)	[1]
Reclassification as held for sale		119	43	[1]
Currency retranslation		(187)	140	[1]
Ending balance		(10,093)	(9,388)	[1]
Includes capital expenditures for assets under construction		950	1,086	[1]
Owned assets [Member] | Accumulated depreciation [Member] | Plant and equipment [Member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Beginning balance	[1]	(7,998)	(7,450)
Hyperinflation restatement at the beginning of the year	[1]		(106)
Depreciation charge for the year		(1,022)	(1,062)	[1]
Disposals		456	514	[1]
Hyperinflationary adjustment		30	(53)	[1]
Reclassification as held for sale		81	33	[1]
Currency retranslation		(161)	126	[1]
Ending balance		(8,614)	(7,998)	[1]
Includes capital expenditures for assets under construction		872	956	[1]
Owned assets [Member] | Accumulated depreciation [Member] | Land and buildings [Member]
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Beginning balance	[1]	(1,390)	(1,345)
Hyperinflation restatement at the beginning of the year	[1]		(10)
Depreciation charge for the year		(134)	(115)	[1]
Disposals		28	63	[1]
Hyperinflationary adjustment		5	(7)	[1]
Reclassification as held for sale		38	10	[1]
Currency retranslation		(26)	14	[1]
Ending balance		(1,479)	(1,390)	[1]
Includes capital expenditures for assets under construction		€ 78	€ 130	[1]

[1]	Restated following adoption of IFRS 16. See note 1 and note 24 for further details.